INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Statement of comprehensive income [abstract]
Profit (loss) for the period	$ 99	$ (89)	$ 261	$ 34
Items that may be reclassified to profit or loss
Foreign currency translation	(2)	9	(79)	20
Fair value re-measurement of financial instruments	0	0	0	2
Other	0	0	0	2
Other comprehensive (loss) / income, net of tax	(2)	9	(79)	24
Total comprehensive (loss) / income	$ 97	$ (80)	$ 182	$ 58